EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2011
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic earnings per share computations are as follows. There were no diluted effects during the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. Dollars in thousands
Numerator	2009	2010	2011	2011
Net income available to common share holders- Basic	¥33,286	¥22,258	¥29,905	$360,301

Denominator	Number of shares
Weighted average common shares outstanding- Basic	140,518,582	137,762,051	137,759,272

	Yen			U.S. Dollars
Earnings per share: Basic	¥236.9	¥161.6	¥217.1	$2.62